Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
A
Prospectus [Line Items]
Average Annual Return, Percent	4.69%	2.13%	1.37%
C
Prospectus [Line Items]
Average Annual Return, Percent	4.62%	2.12%	1.37%
Z
Prospectus [Line Items]
Average Annual Return, Percent	4.84%	2.24%	1.48%